Share-based Payments - Schedule of Assumptions for Option Fair Value (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) yr $ / shares	Jun. 30, 2024 £ / shares	Jun. 30, 2023 USD ($) yr $ / shares	Jun. 30, 2023 £ / shares
Share-based Payments Table [Line Items]
Share price at grant date | $ / shares	$ 1.19		$ 1.38
Stock options
Share-based Payments Table [Line Items]
Expected volatility	44.79%		43.45%
Expected terms (in years) | yr	6.16		6.16
Risk-free interest rate	4.32%		3.66%
Expected dividend yield | $	$ 0		$ 0
Exercise price (GBP) (in GBP per share)		£ 1.88		£ 2.29
Share price at grant date		1.88		£ 2.29
2024 Equity Incentive Plan
Share-based Payments Table [Line Items]
Expected volatility	80.00%
Expected terms (in years) | yr	5.75
Risk-free interest rate	4.34%
Expected dividend yield | $	$ 0
Exercise price (GBP) (in GBP per share)		0.97
Share price at grant date | (per share)	$ 0.68	£ 0.97